Interest in Entities - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 96.9	$ 94.4
Comprehensive income	$ (327.8)	(235.1)	$ 313.0
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal
Embraer Group interest	65.00%
Non-controlling interest (percentage)	35.00%
Non-controlling interest	$ 53.9	$ 54.3
Comprehensive income	$ 3.0
Embraer CAE Training Services Ltd [member]
Disclosure of subsidiaries [line items]
Country	United Kingdom
Embraer Group interest	51.00%
Non-controlling interest (percentage)	49.00%
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Country	Brazil
Embraer Group interest	51.00%
Non-controlling interest (percentage)	49.00%
Non-controlling interest	$ 20.0
Comprehensive income	$ (0.5)
Embraer CAE Training Services [Member]
Disclosure of subsidiaries [line items]
Country	United States of America
Embraer Group interest	51.00%
Non-controlling interest (percentage)	49.00%
Non-controlling interest	$ 23.0
Comprehensive income	$ 10.2